COMMITMENTS AND CONTINGENCIES Commitments and Contigencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	478,282
Dollar Commitment ($ in thousands)	$ 199,310
First Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	53,216
Dollar Commitment ($ in thousands)	25,756
Second Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	62,346
Dollar Commitment ($ in thousands)	29,283
Third Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	55,789
Dollar Commitment ($ in thousands)	26,163
Fourth Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	52,740
Dollar Commitment ($ in thousands)	24,075
commitments 5 years and beyond [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	254,191
Dollar Commitment ($ in thousands)	$ 94,033
Piceance Basin [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	209,429
Piceance Basin [Member] | First Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	30,710
Piceance Basin [Member] | Second Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	36,168
Piceance Basin [Member] | Third Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	30,603
Piceance Basin [Member] | Fourth Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	26,053
Piceance Basin [Member] | commitments 5 years and beyond [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	85,895
Piceance Basin [Member] | Supply Contract Expiration Date [Member]
Supply Commitment [Line Items]
Supply Commitments Contract Expiration Date	May 31, 2021
Appalachiain Basin [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	261,188
Appalachiain Basin [Member] | First Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	20,316
Appalachiain Basin [Member] | Second Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	24,353
Appalachiain Basin [Member] | Third Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	23,361
Appalachiain Basin [Member] | Fourth Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	24,862
Appalachiain Basin [Member] | commitments 5 years and beyond [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	168,296
Appalachiain Basin [Member] | Supply Contract Expiration Date [Member]
Supply Commitment [Line Items]
Supply Commitments Contract Expiration Date	Sep. 20, 2025
NECO [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	7,665
NECO [Member] | First Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	2,190
NECO [Member] | Second Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	1,825
NECO [Member] | Third Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	1,825
NECO [Member] | Fourth Year Commitment [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	1,825
NECO [Member] | commitments 5 years and beyond [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	0
NECO [Member] | Supply Contract Expiration Date [Member]
Supply Commitment [Line Items]
Supply Commitments Contract Expiration Date	Dec. 31, 2016
Commitment Volumes to Be Divested [Member]
Supply Commitment [Line Items]
Oil and Gas Delivery Commitments Volumes (MMcf)	116,260